Average Annual Total Returns - Class P Shares - Goldman Sachs Small Cap Growth Fund	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 2000® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees or expenses) Since Inception
Total	54.47%	53.94%	Oct. 31, 2019	50.02%	50.17%	32.18%	39.81%	34.52%	38.05%